Net Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share
16.	Net Loss Per Share

For the years ended December 31, 2016, 2017 and 2018, the Company had potential ordinary shares, including preferred shares, restricted shares and share options granted. As the Group incurred losses for the years ended December 31, 2016, 2017 and 2018, these potential preferred shares and shares options granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

The numbers of preferred shares, share options and convertible loan excluded from the calculation of diluted net loss per share of the Company were 97,465,835, 20,634,496 and 6,261,743 as of December 31, 2016, the numbers of preferred shares, share options, convertible loan and warrant exclude from the calculation of diluted net loss per share of the Company were 116,321,133, 18,817,362, 7,569,628 and 670,814 as of December 31, 2017 and the numbers of preferred shares, share options, convertible loan and warrant exclude from the calculation of diluted net loss per share of the Company were nil, nil, nil and nil as of December 31, 2018.

Considering that the holder of preferred shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to preferred shares.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2016, 2017 and 2018:

	2016	2017	2018
Numerator :
Net loss from continuing operations	(81,508)	(75,694)	(75,088)
Net loss from discontinued operations	(5,060)	(14,977)	(3,612)
Total net loss	(86,568)	(90,671)	(78,700)
Net loss from continuing operations	(81,508)	(75,694)	(75,088)
Less: Accretions to pre-IPO preferred shares redemption value	(16,905)	(20,945)	(35,066)
Net loss attributable to TuanChe Limited's shareholders from continuing operations	(98,413)	(96,639)	(110,154)
Net loss attributable to TuanChe Limited's shareholders from discontinued operations	(5,060)	(14,977)	(3,612)
Denominator:
Weighted average number of ordinary shares outstanding, basic	89,423,362	94,870,580	121,938,427
Weighted average number of ordinary shares outstanding, diluted	89,423,362	94,870,580	121,938,427
Basic net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.10)	(1.02)	(0.90)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.10)	(1.02)	(0.90)
Basic net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.06)	(0.16)	(0.03)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.06)	(0.16)	(0.03)